Offerings	Oct. 08, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.30, underlying warrants
Amount Registered | shares	982,371
Proposed Maximum Offering Price per Unit	23.00
Maximum Aggregate Offering Price	$ 22,594,533.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,120.31
Offering Note	(a) Estimated solely for the purposes of computing the registration fee in accordance with Rule 457(c) and 457(g) under the Securities Act of 1933, as amended (the "Securities Act"), based upon the higher of (i) $23.00, the price at which the warrants may be exercised, and (ii) $15.71, the average of the high and low prices of Team, Inc.'s (the "Registrant") common stock on the New York Stock Exchange on October 6, 2025 (a date within five business days prior to the filing of this Registration Statement). With respect to the offering of shares of the Registrant's common stock by the selling securityholders (as defined in this Registration Statement), the proposed maximum offering price per share will be delivered from time to time in connection with, and at the time of, a sale by the selling securityholders. (b) Pursuant to Rule 416 of the Securities Act, this Registration Statement also covers an indeterminable number of shares of common stock as may be issuable from time to time as a result of stock splits, stock dividends, capitalizations or similar events.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.30, underlying warrants
Amount Registered | shares	470,889
Proposed Maximum Offering Price per Unit	50.00
Maximum Aggregate Offering Price	$ 23,544,450.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,251.49
Offering Note	(a) Estimated solely for the purposes of computing the registration fee in accordance with Rule 457(c) and 457(g) under the Securities Act, based upon the higher of (i) $50.00, the price at which the warrants may be exercised, and (ii) $15.71, the average of the high and low prices of the Registrant's common stock on the New York Stock Exchange on October 6, 2025 (a date within five business days prior to the filing of this Registration Statement). With respect to the offering of shares of the Registrant's common stock by the selling securityholders (as defined in this Registration Statement), the proposed maximum offering price per share will be delivered from time to time in connection with, and at the time of, a sale by the selling securityholders. (b) Pursuant to Rule 416 of the Securities Act, this Registration Statement also covers an indeterminable number of shares of common stock as may be issuable from time to time as a result of stock splits, stock dividends, capitalizations or similar events.